UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                -------------

Check here if Amendment (    ); Amendment Number:______________
This Amendment (Check only one.):   (      )       is a restatement.
                                    (      )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
                -----------------------------------------
Address:        15 Old Danbury Road
                -----------------------------------------
                P. O. Box 812
                -----------------------------------------
                Wilton, CT  06897-0812
                -----------------------------------------

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Michael Strauss
                --------------------------------------------------------------
Title:          Chief Operating Officer, Commonfund Asset Management Company,
                Inc.
                --------------------------------------------------------------
Phone:          203-563-5127
                --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Strauss                     Wilton, CT                       8/12/04
---------------------                   ----------------                --------
(Signature)                             (City, State)                   (Date)

Report Type     (Check only one.):

(       )       13F HOLDINGS REPORT.(Check here if all holdings of this
                reporting manager are reported in this report.)

(       )       13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   X   )       13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              37
                                                ------------------------------
Form 13F Information Table Entry Total:         1
                                                ------------------------------
Form 13F Information Table Value Total:         $8,218
                                                ------------------------------
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.            Form 13F File Number           Name of Sub-adviser
1              28-10046                       Adage Capital Management
2              28-6538                        AEW Capital Management, L.P.
3              28-2616                        Angelo, Gordon & Co., L.P.
4              28-5422                        Artisan Partners Limited Partnership
5              28-1700                        Brandywine Asset Management, LLC
6              28-06462                       Chartwell Investment Partners
7              28-06044                       Clarion CRA Securities LP
8              28-05268                       De Prince, Race & Zollo, Inc.
9              28-06035                       D.G. Capital Management, Inc.
10             28-02602                       Edgewood Management Company
11             28-09996                       Evnine-Vaughan Assoc.
12             28-05582                       First Quadrant LP
13             28-04981                       Goldman Sachs Asset Management
14             28-03377                       Grantham, Mayo, Van Otterloo & Co. LLC
15             28-2013                        Harris Associates, L.P.
16             28-16                          Institutional Capital
17             28-10329                       Income Research & Management
18             28-74                          Jennison Associates
19             28-01944                       John A. Levin & Co.
20             28-03121                       Knott Partners
21             none                           Lloyd George Management
22             28-00158                       Marsico Asset Management, LLC
23             28-04632                       Martingale Asset Management
24             28-05050                       Oaktree Capital Management, LLC
25             28-10372                       Philadelphia International Advisors
26             28-00969                       Provident Investment Counsel, Inc.
27             28-03791                       Pzena Investment Management
28             28-10103                       RREEF America, LLC
29             28-1399                        Southeastern Asset Management, Inc.
30             28-04720                       SSI Investment Management Inc.
31             28-1693                        Steinberg Priest & Sloane Capital Management, LLC
32             28-00620                       The Boston Company Asset Management, LLC


33             28-2924                        Turner Investment Partners, Inc.
34             28-02927                       Water Street Capital Inc.
35             28-517                         Wellington Management Company, LLP
36             28-1700                        Western Asset Management Company
37             28-04871                       William Blair & Company, L.L.C.


                          Form 13(f) Information Table

Column 1            Column 2    Column 3   Column 4              Column 5           Column 6        Column 7           Column 8
--------            --------    --------   --------    --------------------------  --------        --------      ------------------
                                            Value     Shares or   Shares/   Put/   Investment        Other        Voting Authority
Name Of Issuer   Title of Class  CUSIP     (x$1000)    PRN Amt      PRN     Call   Discretion      Managers    Sole   Shared    None
-------------    -------------   -----     --------    ------      -----    ----   ----------     ---------    ----   ------    ----
Tenaris SA         Sponsored ADR  88031M109   2,110     58,052        SH              Defined          23         x
Mobile Telesystems Sponsored ADR  607409109   2,990     27,394        SH              Defined          23         x
Posco              Sponsored ADR  693483109   1,052     28,210        SH              Defined          23         x
SK Telecom         Sponsored ADR  78440P108   2,066     98,900        SH              Defined          23         x
